SHORT TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
SHORT TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES
The following tables summarize the Company's short-term borrowings and finance lease obligations and long-term debt:

Short-term borrowings and finance lease obligations	December 31, 2020	December 31, 2019
In millions
Commercial paper [1]	$—	$1,829
Long-term debt due within one year [2,3]	1	1,996
Total short-term borrowings and finance lease obligations	$1	$3,825
1.The weighted-average interest rate on commercial paper at December 31, 2019 was 2.79 percent.
2. Presented net of current portion of unamortized debt issuance costs.
3. The year ended December 31, 2020 and December 31, 2019 includes finance lease obligations of $1 million due within one year.

Long-Term Debt	December 31, 2020		December 31, 2019
In millions	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Promissory notes and debentures:
Final maturity 2020	$—	—%	$2,000	3.48%
Final maturity 2023	4,800	3.18%	2,800	4.08%
Final maturity 2025	1,850	4.49%	1,850	4.49%
Final maturity 2026 and thereafter	6,050	5.13%	6,050	5.13%
Other facilities:
Term loan due 2022	3,000	1.25%	3,000	2.86%
Finance lease obligations	2		3
Less: Unamortized debt discount and issuance costs	90		96
Less: Long-term debt due within one year [1,2]	1		1,996
Total	$15,611		$13,611
1.Presented net of current portion of unamortized debt issuance costs.
2. The year ended December 31, 2020 and 2019 includes finance lease obligations of $1 million due within one year. See Note 16 for more information on finance leases.

Principal payments of long-term debt for the five succeeding fiscal years is as follows:

Maturities of Long-Term Debt for Next Five Years at December 31, 2020	Total
In millions
2021	$1
2022	$3,001
2023	$4,800
2024	$—
2025	$1,850

The estimated fair value of the Company's long-term borrowings was determined using Level 2 inputs within the fair value hierarchy, as described in Note 22. Based on quoted market prices for the same or similar issues, or on current rates offered to the Company for debt of the same remaining maturities, the fair value of the Company's long-term borrowings, not including long-term debt due within one year, was $18,336 million and $15,214 million at December 31, 2020 and December 31, 2019, respectively.

Available Committed Credit Facilities
The following table summarizes the Company's credit facilities:

Committed and Available Credit Facilities at December 31, 2020
In millions	Effective Date	Committed Credit	Credit Available	Maturity Date	Interest
Term Loan Facility	May 2019	$3,000	$—	May 2022	Floating Rate
Revolving Credit Facility, Five-year	May 2019	3,000	2,978	May 2024	Floating Rate
364-day Revolving Credit Facility	April 2020	1,000	1,000	April 2021	Floating Rate
Total Committed and Available Credit Facilities		$7,000	$3,978
N&B Transaction
As part of the N&B Transaction, the Company received a Special Cash Payment of approximately $7.3 billion. The Special Cash Payment was funded in part by the N&B Notes Offering, which was completed on September 16, 2020. See Note 3 for more information.

May Debt Offering
On May 1, 2020, the Company completed an underwritten public offering of senior unsecured notes (the “May 2020 Notes”) in the aggregate principal amount of $2 billion of 2.169 percent fixed rate Notes due May 1, 2023 (the “May Debt Offering”). The proceeds from the May Debt Offering were used by the Company to repay the Company’s $0.5 billion in floating rate notes due November 2020 and $1.5 billion of 3.77 percent fixed-rate notes due November 2020.

The special mandatory redemption feature of the May Debt Offering was triggered upon consummation of the N&B Transaction on February 1, 2021. Proceeds from the Special Cash Payment were used to redeem the May 2020 Notes in full together with unpaid interest in May 2021.

Term Loan and Revolving Credit Facilities
In May 2019, the Company fully drew the two term loan facilities it entered into in the fourth quarter of 2018 (the “Term Loan Facilities”) in the aggregate principal amount of $3,000 million. In May 2019, the Company amended its $3,000 million five-year revolving credit facility (the “Five-Year Revolver”) entered into in the fourth quarter of 2018 to become effective and available as of the amendment. In addition, in June 2019, the Company entered into a $750 million, 364-day revolving credit facility (the "Old 364-day Revolving Credit Facility"). On and effective as of April 16, 2020, the Company entered into a new $1.0 billion 364-day revolving credit facility (the “$1B Revolving Credit Facility"). As of the effectiveness of the $1B Revolving Credit Facility, the Old 364-Day Revolving Credit Facility was terminated.

On February 1, 2021, the Company terminated its fully drawn $3,000 million Term Loan Facilities. The termination triggered the repayment of the aggregate outstanding principal amount of $3,000 million, plus accrued and unpaid interest through and including January 31, 2021. The Company funded the repayment with proceeds from the Special Cash Payment.

Senior Notes
In contemplation of the DWDP Distributions and in preparation to achieve the intended credit profiles of Corteva, Dow and DuPont, in the fourth quarter of 2018, the Company consummated a public underwritten offer of eight series of senior unsecured notes (the "2018 Senior Notes") in an aggregate principal amount of $12.7 billion. The 2018 Senior Notes are a senior unsecured obligation of the Company and will rank equally with the Company's future senior unsecured debt outstanding from time to time. In the fourth quarter of 2020, the Company repaid the notes due in November 2020 using the proceeds from the May Debt Offering.

Uncommitted Credit Facilities and Outstanding Letters of Credit
Unused bank credit lines on uncommitted credit facilities were approximately $694 million at December 31, 2020. These lines are available to support short-term liquidity needs and general corporate purposes including letters of credit. Outstanding letters of credit were approximately $151 million at December 31, 2020. These letters of credit support commitments made in the ordinary course of business.

Debt Covenants and Default Provisions
The Company's indenture covenants include customary limitations on liens, sale and leaseback transactions, and mergers and consolidations, subject to certain limitations. The 2018 Senior Notes also contain customary default provisions. The Term Loan Facilities, the Five-Year Revolving Credit Facility and the $1B Revolving Credit Facility contain a financial covenant requiring that the ratio of Total Indebtedness to Total Capitalization for the Company and its consolidated subsidiaries not exceed 0.60. At December 31, 2020, the Company was in compliance with this financial covenant. There were no material changes to the debt covenants and default provisions at December 31, 2020.